Deferred Income Tax and Income Tax Expense - Summary of deferred tax assets and liabilities that are not recognized (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	₩ 4,157,796	₩ 4,162,949
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	862,102	1,114,595
Investment in subsidiaries, associates, and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,799,037	3,520,173
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	859,471	903,394
Unused tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	212,283	203,200
Unused Tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	5,071	2,338
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	141,405	437,238
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	₩ 2,631	₩ 211,201